OTHER GAINS AND LOSSES—NET	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
OTHER GAINS AND LOSSES—NET
NOTE 5 - OTHER GAINS AND LOSSES - NET

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2023	2022	2023	2022
Realized (losses) / gains on derivatives (A)	(19)	8	(23)	62
Unrealized losses on derivatives at fair value through profit and loss - net (A)	(20)	(141)	(28)	(85)
Unrealized exchange losses from the remeasurement of monetary assets and liabilities – net	(1)	(2)	—	(1)
Losses on disposal (B)	—	—	(6)	(1)
Other	(1)	1	1	1
Total other gains and losses - net	(41)	(134)	(56)	(24)
(A)Realized and unrealized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices, and that do not qualify for hedge accounting.
(B)For the six months ended June 30, 2023, losses on disposal costs included a €5 million loss related to the sale of Constellium Ussel completed on February 2, 2023. The proceeds net of cash disposed amounted to €300 thousand.